Submission	Jun. 25, 2025
Submission [Line Items]
Central Index Key	0001407736
Registrant Name	SEI STRUCTURED CREDIT FUND, LP
Form Type	SC TO-I
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES